Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development Expenses
Schedule of research and development expenses

In € thousand	2023	2022	2021
Salaries and social security	76,453	77,455	75,672
Professional services	75,573	72,840	49,421
Materials	9,743	7,808	9,009
Depreciation/amortization/impairment	10,448	6,386	4,541
IT and communication expense	4,249	3,709	1,248
Other research and development expenses	7,294	7,420	4,667
Total research and development expenses	183,760	175,618	144,558